NOTES PAYABLE AND CREDIT FACILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 10, 2023	Mar. 31, 2022	Oct. 13, 2021
Recourse [Member]
Debt Maturity [Abstract]
Year ending March 31, 2024	$ 5,997
2025	0
2026	0
2027	0
Long-term debt	5,997
Non-recourse [Member]
Debt Maturity [Abstract]
Year ending March 31, 2024	24,819
2025	5,880
2026	2,589
2027	1,053
Long-term debt	$ 34,341
Notes Payable [Member] | Recourse [Member]
Notes Payable [Abstract]
Weighted average interest rate of notes	3.50%		3.50%
Debt Maturity [Abstract]
Long-term debt	$ 6,000		$ 13,100
Notes Payable [Member] | Non-recourse [Member]
Notes Payable [Abstract]
Weighted average interest rate of notes	5.01%		3.59%
Debt Maturity [Abstract]
Long-term debt	$ 34,300		$ 21,200
WFCDF [Member] | WFCDF Credit Facility [Member]
Credit Facility [Abstract]
Maximum borrowing capacity under credit facility		$ 500,000		$ 425,000
Guarantor obligations for credit facility, maximum	$ 10,500
Initial term	1 year
Renewal term	1 year
Period of notice required to terminate credit facility at year end	90 days
WFCDF [Member] | WFCDF Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Basis spread on reference rate	1.75%
Debt instrument, interest rate adjustment	0.10%
WFCDF [Member] | WFCDF Credit Facility [Member] | Revolving Credit Facility [Member]
Credit Facility [Abstract]
Amount outstanding under credit facility	$ 0		0
Maximum borrowing capacity under credit facility		$ 200,000		$ 150,000
WFCDF [Member] | WFCDF Credit Facility [Member] | Accounts Payable Floor Plan Facility [Member]
Credit Facility [Abstract]
Amount outstanding under credit facility	$ 134,600		$ 145,300
WFCDF [Member] | WFCDF Credit Facility [Member] | Account Receivable Component [Member]
Notes Payable [Abstract]
Weighted average interest rate of notes	5.35%		2.00%